Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000028342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	24.71%	16.10%		15.86%
C000028338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	19.12%	14.81%		15.07%
C000028341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	22.49%	14.95%		14.71%
C000028345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	24.68%	16.07%		15.87%
C000028344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K
Average Annual Return, Percent	24.29%	15.69%		15.47%
C000028343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	23.90%	15.35%		15.13%
C000159956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	24.79%	16.18%	15.58%
Without Sales Load [Member] | C000028342
Average Annual Return [Line Items]
Average Annual Return, Percent	24.71%	16.10%		15.86%
Without Sales Load [Member] | C000028338
Average Annual Return [Line Items]
Average Annual Return, Percent	24.40%	15.81%		15.57%
Without Sales Load [Member] | C000028341
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%	14.95%		14.71%
Without Sales Load [Member] | C000028345
Average Annual Return [Line Items]
Average Annual Return, Percent	24.68%	16.07%		15.87%
Without Sales Load [Member] | C000028344
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%	15.69%		15.47%
Without Sales Load [Member] | C000028343
Average Annual Return [Line Items]
Average Annual Return, Percent	23.90%	15.35%		15.13%
Without Sales Load [Member] | C000159956
Average Annual Return [Line Items]
Average Annual Return, Percent	24.79%	16.18%	15.58%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.50%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%	18.41%		16.31%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%	18.41%		16.31%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%	18.41%		16.31%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%	18.41%		16.31%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%	18.41%		16.31%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%	18.41%		16.31%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%	18.41%	16.60%